Related Parties - Transportation Agreement with Monarch Oil Pipeline LLC (Details) $ in Thousands			1 Months Ended		12 Months Ended
	Sep. 01, 2013	May 07, 2013	May 31, 2015 USD ($)	Sep. 30, 2014	Dec. 31, 2016 USD ($) MMBoe director	Dec. 31, 2015 USD ($) MMBoe	Dec. 31, 2014 USD ($) MMBoe
Related Party Transactions
Oil and gas sales					$ 124,877	$ 194,555	$ 378,401
Monarch Oil Pipeline LLC | Investee
Related Party Transactions
Term of Oil Gathering and Transportation Agreement (in years)				10 years
Gathering fees					$ 2,700	$ 400
Oil production transported (in MMBoe) | MMBoe					1.3	0.2
Monarch Natural Gas, LLC | Investee
Related Party Transactions
Oil production transported (in MMBoe) | MMBoe						1.0	1.4
Oil and gas sales						$ 10,600	$ 37,000
Cash distributions associated with equity interests			$ 700
Enable Midstream Partners LP
Related Party Transactions
Initial term of the agreement (in years)	10 years
Metalmark | Beneficial owner
Related Party Transactions
Number of directors who are managing directors of the related party | director					2
Metalmark | Monarch Natural Gas, LLC | Investee
Related Party Transactions
Metalmark Capital's ownership percentage in Monarch (as a percent)		81.00%
Minimum | Metalmark | Beneficial owner
Related Party Transactions
Beneficial ownership interest (as a percent)					5.00%